Operating Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
OPERATING LEASES

Note 14 – OPERATING LEASES

The Company has entered into multiple lease agreements for the lease of premises for factory buildings, office spaces and warehouses including several lease agreements with related parties. The remaining lease term of the Company's leases ranges from approximately 0.5 to 8 years. The estimated effect of lease renewal and termination options, as applicable, was included in the consolidated financial statements in current period.

The components of lease expense were as follows:

For the year ended December 31,
2019

Operating lease cost	$107,316
Short-term lease cost	22,001
Total lease cost	$129,317

Rental expense, including expenses incurred from operating leases with related parties, for the years ended December 2018 and 2017 was $218,414 and $163,497, respectively.

Supplemental cash flow information related to leases was as follows:

For the year ended December 31,
2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating leases	$1,737

Weighted-average remaining lease term	7.60 years
Weighted-average discount rate	5.39%

Supplemental balance sheet information related to leases was as follows:

December 31, 2019
Operating lease right-of-use assets, related parties	$286,670
Operating lease liability-related parties, current	137,347
Operating lease liabilities-related party, non-current	286,875
Total operating lease liabilities	$424,222

The following table summarizes the maturity of our operating lease liabilities as of December 31, 2019:

2020	$137,347
2021	44,844
2022	47,535
2023	50,387
2024	53,410
Thereafter	147,505
Total	481,028
Less imputed interest	(56,806)
Total operating lease liabilities	$424,222